Term Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 25, 2013 Term Loan	Dec. 24, 2012 Term Loan	Sep. 21, 2012 Term Loan	Dec. 31, 2012 Term Loan	Jun. 30, 2013 Term Loan	Dec. 31, 2012 Term Loan Prime rate as published in the Wall Street Journal	Dec. 31, 2012 Term Loan LIBOR based rate
Term Loan Facility
Amount borrowed					$ 12,000
Variable rate basis								Prime rate	one-month LIBOR
Interest rate margin (as a percent)								(0.75%)	2.00%
Payment of term loan facility	6,000	6,000	6,000	6,000
Trailing period for measuring financial covenants of EBITDA						12 months
Default rate over the applicable rate (as a percent)						2.00%
Outstanding term loan facility balance		6,000				6,000
Accrued interest						3	0
Deferred financing costs, net of accumulated amortization						$ 125